Subsequent Events (Details) - USD ($)				6 Months Ended	12 Months Ended
	Sep. 24, 2025	Sep. 12, 2025	Aug. 26, 2025	Jun. 30, 2025	Dec. 31, 2023	Aug. 29, 2025	Dec. 31, 2024	Mar. 04, 2024	Sep. 19, 2023
Subsequent Events [Line Items]
Reverse stock split				1-for-40
Shares issued (in Shares)				175,222				1,471	3,519
Aggregate principal amount				$ 756,917.28	$ 1,192,953
Other cash payments from operating activities				$ 500,000
Exercise price, share options granted (in Dollars per share)				$ 0.272
Principal amount				$ 14,133,966
Percentage on interest rate per annum				16.00%
Commitment fee				$ 424,018.98
Cash fees				2,523,719			$ 3,838,650
Payment to owner							$ 350,395
Amount of additional funds				$ 4,000,000
Subsequent Events [Member]
Subsequent Events [Line Items]
Reverse stock split			1-for-3.125
Marketing purposes		$ 3.5
Working capital and general corporate purposes		3
Repayment of certain indebtedness		$ 7
Conversion price (in Dollars per share)		$ 0.678
Initial conversion price		85.00%
Consecutive Trading Day		5 days
Closing sale price		85.00%
Aggregate cash fee percentage	2.50%
Fees and expenses	$ 50,000
Payment to owner	150,000
Class B Special Shares [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)				557,162
Ordinary Shares [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Payment to owner	100,000
Bottom of range [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Amount of additional funds	600,000
First Towers & Fiber Corp., [Member]
Subsequent Events [Line Items]
Aggregate principal amount				$ 4,153,078
Convertible Note Transaction [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Percentage on interest rate per annum		10.00%
Conversion price (in Dollars per share)		$ 2.88
Cash fees	300,000
Owner [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Payment to owner	$ 250,000
Forecast [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)						144,930
Payable in advance		$ 3,500,000
Forecast [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Restricted common share (in Shares)		12,000,000
Forecast [Member] | Class B Special Shares [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)						4,775,972